Accrued and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Components of accrued expenses

(in millions)	December 31, 2020	December 31, 2019
Compensation and benefits	$97.5	$101.0
Customer incentives	68.0	69.9
Standard product warranties	30.0	28.7
Income and other accrued taxes	14.0	21.9
Other accrued liabilities	65.1	59.0
Accrued and other current liabilities	$274.6	$280.5

Schedule of change in aggregate product warranty liabilities	The change in the Company’s standard product warranty liabilities follows:

(in millions)	2020	2019
Balance as of January 1	$28.7	$31.3
Provision	14.7	17.0
Claims	(14.1)	(19.4)
Foreign exchange	0.7	(0.2)
Balance as of December 31	$30.0	$28.7